Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of changes in goodwill

	2025	2024
Carrying Value, Beginning of Year	2,923	2,923
Goodwill Disposed	(11)	—
Carrying Value, End of Year	2,912	2,923
The carrying amount of goodwill is allocated to the following CGUs:

As at December 31,	2025	2024
Primrose (Foster Creek)	1,171	1,171
Christina Lake	1,101	1,101
Lloydminster Thermal	640	651
	2,912	2,923